GOODWILL	12 Months Ended
Dec. 31, 2020
GOODWILL
GOODWILL

12.   GOODWILL

	Express	Freight
	delivery	delivery	Global	Total
Balance as of December 31, 2019	241,623	5,580	42,115	289,318
Goodwill acquired	—	—	6,440	6,440
Balance as of December 31, 2020	241,623	5,580	48,555	295,758
Balance as of December 31, 2020 (US$)	37,030	855	7,442	45,327

The Group performed a qualitative assessment for the Freight delivery services reporting unit for the years ended December 31, 2018, 2019 and 2020, and for the Express delivery services reporting unit for the years ended December 31, 2018 and 2019 based on the requirements of ASC 350-20. The Group evaluated all relevant factors, weighed all factors in their entirety and concluded that it was not more‑likely‑than‑not that the fair values of the Express delivery and Freight delivery services reporting units were less than their respective carrying amounts. Therefore, further impairment testing on goodwill was unnecessary as of December 31, 2019 and 2020, respectively.

For the years ended December 31, 2018, 2019 and 2020, the Group performed a quantitative assessment for the Global reporting unit and for the year ended December 2020, the Group performed a quantitative assessment for the Express delivery services reporting unit by estimating the fair value of the reporting units based on an income approach which involved significant management judgment, estimates and assumptions such as the discount rate, revenue growth rates and operating margin. The fair values of the remaining reporting units exceeded their respective carrying values and therefore, goodwill related to these reporting units was not impaired.

No impairment losses were recognized for the years ended December 31, 2018, 2019 and 2020.